ACQUISITION AND DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
ACQUISITION AND DISPOSAL OF SUBSIDIARIES
ACQUISITION AND DISPOSAL OF SUBSIDIARIES

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES

Acquisitions in 2021

BJ TenxCloud

On July 15, 2021,to strengthen the Company’s leading position in carrier- and cloud-neutral IDC services, the Company through its wholly-owned subsidiary, SZ Cloud Native, acquired 100% of the equity interests in BJ TenxCloud from third party selling shareholders, for a total consideration of RMB414,743 (US$65,082), which consisted of cash consideration of RMB199,790 (US$31,351) and share-settled liabilities with estimated fair value of RMB214,953 (US$33,731) as of July 15, 2021. The estimated fair value of share-settled liabilities was RMB214,577 (US$33,672) as of December 31, 2021, which was included as share consideration due to the original shareholders for business combination in accrued expenses and other payables of the Company’s consolidated balance sheet. BJ TenxCloud primarily provides cloud native applications and data platform services. As BJ TenxCloud is in operations and possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as a business combination.

In addition, the Company is obligated to pay cash of RMB70,000 (US$10,985) and to issue various numbers of the shares of the Company or its subsidiary with estimated fair value of RMB167,342 (US$20,260) as of December 31, 2021 to certain selling shareholders who will remain as the key employees of BJ TenxCloud, determinable based on achievements of the financial and operational targets by BJ TenxCloud during various post-acquisition periods. As such cash and share-based payments will be forfeited if these key employees cease their employments with the Company, the Company recognized these payments as compensation costs over the requisite service periods ranging from 12 months to 36 months. The Company classified the share-based payments as liability classified share-based payments of RMB55,156 (US$8,655) as of December 31, 2021, which are included in accrued expenses and other payables of the Company’s consolidated balance sheet and are remeasured at fair value through earnings. The related compensation for post-acquisition services provided by the employees is accounted as compensation and recorded in the Company’s consolidated statements of operations (Note 24(c)).

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Property and equipment, net	470	74
Operating lease right-of-use assets, net	2,376	373
Technology platform (Note 9)	27,800	4,362
Customer relationship (Note 9)	19,000	2,982
Deferred tax assets	11,097	1,741
Other current assets	52,328	8,210
Total assets acquired	113,071	17,742
Other current liabilities	(29,395)	(4,612)
Operating lease liabilities	(2,500)	(392)
Deferred tax liabilities	(11,097)	(1,741)
Total liabilities assumed	(42,992)	(6,745)
Net assets acquired	70,079	10,997
Purchase consideration	414,743	65,082
Goodwill	344,664	54,085

The revenue and net profit of BJ TenxCloud since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2021 were RMB91,038 (US$14,286) and RMB9,351 (US$1,467), respectively. The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The pro forma results of revenue and earnings of the acquiree as if the combinations occurred as of the beginning of the comparable prior annual reporting period of the acquiree were not presented because the effects of the business combination was not significant to the Company’s consolidated results of operations.

4.      ACQUISITION OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2021 (continued)

Zhongke Zijing

On August 16, 2021, the Company through its subsidiary, Jiwa Engineering BJ acquired 100% of the equity interests in Zhongke Zijing at a total cash consideration of RMB151,884 (US$23,834). The purpose of the acquisition is to establish data center with the acquired property. As Zhongke Zijing does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of Zhongke Zijing as of the date of acquisition were as follows:

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	203,586	31,947
Land use rights, net (Note 10)	36,013	5,651
Other non-current assets	7,349	1,154
Cash and cash equivalents	3	—
Other current assets	21,017	3,298
Other current liabilities	(65,125)	(10,219)
Deferred tax liabilities	(50,959)	(7,997)
Total consideration in cash	151,884	23,834

SH Hesheng

On November 11, 2021, the Company through its subsidiary, SH Shilian acquired 100% of the equity interests in SH Hesheng at a total cash consideration of RMB137,557 (US$21,586). The purpose of the acquisition is to acquire the assets and operating permits. As SH Hesheng does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The carrying amounts of the net identifiable assets of SH Hesheng as of the date of acquisition were as follows:

	RMB	US$
Net assets acquired:
Operating permits (Note 9)	27,646	4,338
Property and equipment, net	94,148	14,774
Operating lease right-of-use assets, net	20,929	3,284
Other non-current assets	872	136
Cash and cash equivalents	423	66
Other current assets	25,646	4,025
Operating lease liabilities	(20,292)	(3,184)
Other current liabilities	(962)	(150)
Deferred tax liabilities	(10,853)	(1,703)
Total consideration in cash	137,557	21,586

4.      ACQUISITION OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2020

BJ JHC

On November 17, 2020, the Company through its subsidiaries, YF WOFE and 21Vianet Saturn, acquired 100% equity interests in Splendid Oriental Limited (“Splendid”) which controls BJ JHC and its subsidiary BJ ST at a total cash consideration of RMB432,015. Among which, RMB200,000 is refundable if certain conditions are not achieved and is accounted as contingent consideration. The purpose of the transaction is to establish a new data center. As Splendid, BJ JHC and BJ ST do not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. As of December 31, 2021, certain conditions in relation to RMB200,000 are not met and the corresponding asset is not recognized until the contingency is resolved. The carrying amount of the net identifiable assets were as follows:

RMB
Net assets acquired:
Property and equipment, net	279,556
Operating permits (Note 9)	110,418
Customer contract (Note 9)	33,208
Operating lease right-of-use assets, net	112,398
Deferred tax assets	3,150
Other non-current assets	4,428
Cash and cash equivalents	30,319
Other current assets	8,833
Other current liabilities	(90,805)
Operating lease liabilities	(120,120)
Finance lease liabilities	(84,082)
Deferred tax liabilities	(55,288)
Total consideration in cash	232,015

4.    ACQUISITION OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2020 (continued)

SH Shuzhong

On June 30, 2020, as part of its business strategy to expand the existing hosting service, the Company through its subsidiary, SH Shilian, acquired 100% of the equity interests in SH Shuzhong which primarily provides internet data center service from a third party selling shareholder, for a total cash consideration of RMB36,667. As SH Shuzhong is in operations and possess all the elements that are necessary to conduct normal operations as a business, such acquisition is accounted for as business combination.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Property and equipment, net	348,475
Operating lease right-of-use assets, net	81,034
Customer contract (Note 9)	33,500
Purchased software	23
Deferred tax assets	14,848
Other non-current assets	1,685
Other current assets	44,774
Total assets acquired	524,339
Other current liabilities	(406,932)
Operating lease liabilities	(45,034)
Deferred tax liabilities	(41,169)
Total liabilities assumed	(493,135)
Net assets acquired	31,204
Purchase consideration	36,667
Goodwill	5,463

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2020 (continued)

Shulifang

On June 24, 2020, the Company through its subsidiary, SH Shilian, entered into a share purchase agreement to acquire 100% equity interests in Shulifang at a total cash consideration of RMB43,000 in installment upon achievement of certain conditions which is accounted as contingent consideration and the corresponding asset will only be recognized when the contingency is resolved. The purpose is to establish a new data center. As Shulifang does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. The transaction was closed on July 21, 2020. As of December 31, 2020 and 2021, the condition of the last contingent consideration amounted to RMB10,000 were not yet met. The contingent consideration obligation is not accounted for until the contingency is resolved. Carrying amount of the net identifiable assets of Shulifang as of the acquisition date were as follows:

RMB
Net assets acquired:
Operating permits (Note 9)	45,134
Operating lease right-of-use assets, net	15,206
Other non-current assets	15,409
Cash and cash equivalents	53
Other current assets	601
Operating lease liabilities	(15,206)
Other current liabilities	(16,913)
Deferred tax liabilities	(11,284)
Total consideration in cash	33,000

4.    ACQUISITION AND DISPOSAL OF SUBSIDIARIES (CONTINUED)

Acquisitions in 2020 (continued)

LF Huahai

On September 11, 2020 and October 28, 2020, the Company through its subsidiaries, SH Shilian and VNET Venus International Investment Limited (“VNET Venus”), acquired 69.93% and 30.07% equity interests in LF Huahai at a total cash consideration of RMB59,500 and RMB25,500, respectively. The purpose is to establish a new data center with the acquired property. As LF Huahai does not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisition is accounted for as an acquisition of assets. Carrying amount of the net identifiable assets of LF Huahai as of the acquisition date were as follows:

RMB
Net assets acquired:
Operating permits (Note 9)	119,352
Operating lease right-of-use assets, net	183,174
Other non-current assets	27,524
Cash and cash equivalents	173
Other current assets	4,088
Other current liabilities	(35,600)
Operating lease liabilities	(183,873)
Deferred tax liabilities	(29,838)
Total consideration in cash	85,000